Document And Entity Information	Apr. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2023
Entity Registrant Name	SPORTSMAN'S WAREHOUSE HOLDINGS, INC.
Entity Central Index Key	0001132105
Entity Emerging Growth Company	false
Securities Act File Number	001-36401
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-1975614
Entity Address, Address Line One	1475 West 9000 South
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84088
City Area Code	801
Local Phone Number	566-6681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	SPWH
Security Exchange Name	NASDAQ